AFS Debt Securities, Contractual Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 137,201
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	17,884
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	33,230
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	8,726
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	77,361
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	130,448	$ 113,594
Available-for-sale, fair value, remaining contractual maturity, due within one year	17,615
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	31,758
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	8,211
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 72,864
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	2.97%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	1.97%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	1.83%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	3.36%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	3.65%
Fair value hedging [Member]
AFS and HTM Debt Securities Textual [Abstract]
Portfolio layer basis adjustment	$ (46)
Securities of U.S. Treasury and federal agencies [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	47,351
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	16,750
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	27,577
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	1,545
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	1,479
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	45,467	45,285
Available-for-sale, fair value, remaining contractual maturity, due within one year	16,485
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	26,142
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	1,422
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 1,418
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	1.62%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	1.91%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	1.46%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	1.48%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	1.44%
Non-U.S. government securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 164
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	2
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	138
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	24
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	0
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	164	162
Available-for-sale, fair value, remaining contractual maturity, due within one year	2
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	138
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	24
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 0
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	4.80%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	5.80%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	4.64%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	5.61%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	0.00%
Securities of U.S. states and political subdivisions [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 20,654
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	1,124
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	5,311
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	4,738
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	9,481
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	20,066	10,445
Available-for-sale, fair value, remaining contractual maturity, due within one year	1,120
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	5,278
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	4,420
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 9,248
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	3.08%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	2.87%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	3.73%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	2.97%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	2.81%
Federal agency mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 63,741
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	5
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	160
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	731
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	62,845
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	59,578	48,137
Available-for-sale, fair value, remaining contractual maturity, due within one year	5
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	155
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	690
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 58,728
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	3.69%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	2.92%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	2.09%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	2.54%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	3.71%
Non-agency mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 2,892
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	105
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	2,787
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	2,749	3,284
Available-for-sale, fair value, remaining contractual maturity, due within one year	0
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	0
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	73
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 2,676
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	5.28%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	4.60%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	5.31%
Collateralized loan obligations [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 1,538
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	0
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	1,113
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	425
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	1,533	3,981
Available-for-sale, fair value, remaining contractual maturity, due within one year	0
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	0
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	1,110
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 423
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	7.08%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	0.00%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	7.10%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	7.02%
Other debt securities [Member]
Debt Securities, Available-for-sale, Amortized Cost, Fiscal Year Maturity [Abstract]
Available-for-sale, at amortized cost, net of allowance for credit losses, excluding portfolio level basis adjustments	$ 861
Available-for-sale, amortized cost, net, remaining contractual maturity, due within one year	3
Available-for-sale, amortized cost, net, remaining contractual maturity, due after one year through five years	44
Available-for-sale, amortized cost, net, remaining contractual maturity, due after five years through ten years	470
Available-for-sale, amortized cost, net, remaining contractual maturity, due after ten years	344
Debt Securities, Available-for-Sale, Maturity, Allocated and Single Maturity Date, Rolling Maturity, Fair Value [Abstract]
Available-for-sale, at fair value	891	$ 2,300
Available-for-sale, fair value, remaining contractual maturity, due within one year	3
Available-for-sale, fair value, remaining contractual maturity, due after one year through five years	45
Available-for-sale, fair value, remaining contractual maturity, due after five years through ten years	472
Available-for-sale, fair value, remaining contractual maturity, due after ten years	$ 371
Debt Securities, Available-for-Sale, Rolling Maturity, Weighted Average Yield [Abstract]
Available-for-sale, weighted average yield	6.74%
Available-for-sale, weighted average yield, remaining contractual maturity, due within one year	7.02%
Available-for-sale, weighted average yield, remaining contractual maturity, due after one year through five years	9.14%
Available-for-sale, weighted average yield, remaining contractual maturity, due after five years through ten years	5.87%
Available-for-sale, weighted average yield, remaining contractual maturity, due after ten years	7.62%